Intangible Assets, Net - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)
Disclosure of detailed information about intangible assets [abstract]
Intangible assets		$ 17,088,277		$ 612,181	$ 10,998,869
Expenses related to unsuccessful wells	$ 22,303,028	$ 38,990,149	$ 33,966,315